TAXES RECOVERABLE	9 Months Ended
Sep. 30, 2025
TAXES RECOVERABLE

4. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	September 30, 2025	December 31, 2024
VAT recoverable	$1,101	$179
GST recoverable	19	16
Income taxes recoverable	16	-
	$1,136	$195